Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

13. Other Current Liabilities

Other current liabilities consist of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Gift card liability	13	25
Co-op advertising fund liability	99	79
Marketing development brand liability	55	35
Advertising fund liability	37	43
	204	182

See Note 2 – Significant accounting policies for details related to the gift card liability and advertising fund liability.

NOTE 13 – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	December 31,	December 31,
	2022	2021
Gift card liability	$25,432	$27,633
Co-op advertising fund liability	77,811	126,564
Marketing development brand liability	35,424	14,330
Advertising fund liability	42,948	117,561
	$181,615	$286,088

See Note 2 – Significant Accounting Policies – Revenue Recognition for details related to the gift card liability and advertising fund liability.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS